Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	HSBC Bank plc
Entity Central Index Key	0001140465
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false